Contingencies and commitment	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Contingencies and commitment

Note 19 — Contingencies and commitment

(a)	Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe that these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

(b)	Lease commitment

As of March 31, 2023, the Company leases offices space and warehouse for its inventories under certain non-cancelable operating leases, with terms ranging between one and five years. The Company considers that those renewal or termination options are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets:

	As of March 31
	2023	2022
Rights of use lease assets	$513,409	$723,604

Lease liabilities, current	$80,060	$132,114
Lease liabilities, non-current	595,587	703,972
Total operating lease liabilities	675,647	$836,086

As of March 31, 2023, the weighted average remaining lease terms and discount rates for all of operating leases were as follows:

Weighted average remaining lease term (years)	6.10	7.45
Weighted average discount rate	4.90%	4.90%

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2023:

2023	$110,726
2024	104,174
2025	142,057
2026	142,057
2027 and thereafter	284,114
Total undiscounted cash flows	783,128
Less: imputed interest	(107,481)
Present value of lease liabilities	$675,647

Operating lease expenses for the years ended March 31, 2023 and 2022 were $155,099 and $178,681, respectively.

Note 16 — Contingencies and commitment

(a)	Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe that these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

(b)	Lease commitment

As of March 31, 2022, the Company leases offices space and warehouse for its inventories under certain non-cancelable operating leases, with terms ranging between one and five years. The Company considers that those renewal or termination options are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets:

	As of March 31
	2022	2021
Rights of use lease assets	$759,314	$1,005,649

Lease liabilities, current	$139,137	$101,134
Lease liabilities, non-current	709,248	934,610
Total operating lease liabilities	848,385	$1,035,744

As of March 31, 2022, the weighted average remaining lease terms and discount rates for all of operating leases were as follows:

Weighted average remaining lease term (years)	5.45	7.45
Weighted average discount rate	4.90%	4.75%

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2022:

2023	$177,684
2024	120,874
2025	113,777
2026	154,809
2027 and thereafter	437,549
Total undiscounted cash flows	1,004,693
Less: imputed interest	(156,308)
Present value of lease liabilities	$848,385

Operating lease expenses for the years ended March 31, 2022 and 2021 were $178,681 and $140,491, respectively.